Nov. 02, 2017

John Hancock Funds II
Supplement dated November 2, 2017 to the current prospectus (the prospectus), as may be supplemented

Global Income Fund (the fund)

Effective July 1, 2017, the Fees and expenses table and the Expense example table in the "Fund summary" section for the fund are revised and restated as follows:

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers). More information about these and other discounts is available from your financial representative and on pages 17 to 19 of the prospectus under "Sales charge reductions and waivers" or pages 111 to 115 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Shareholder fees (%) (fees paid directly from your investment)	A	I
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	None
Small account fee (for fund account balances under $1,000) ($)	20	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A		I
Management fee	0.78		0.78
Distribution and service (Rule 12b-1) fees	0.25	[1]	0.00
Other expenses	0.23		0.23
Total annual fund operating expenses	1.26		1.01
Contractual expense reimbursement[2]	–0.05		–0.05
Total annual fund operating expenses after expense reimbursements	1.21		0.96

[1] "Distribution and service (Rule 12b-1) fees" have been restated to reflect the Rule 12b-1 plan fee schedule effective July 1, 2017.

[2] The advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund's average daily net assets. This agreement expires on November 30, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	I

Shares
1 year	518	98
3 years	779	317
5 years	1,059	553
10 years	1,857	1,232